Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 47,196	$ 48,198
Federal funds sold and other short term investments	1,059,903	408,648
Total cash and cash equivalents	1,107,099	456,846
Securities available for sale	439,071	573,823
Held to maturity securities ($14,988 and $19,680 fair value at December 31, 2020 and 2019, respectively)	13,824	18,618
Federal Reserve Bank and Federal Home Loan Bank stock	5,506	9,183
Loans, net of deferred net costs	4,244,470	4,062,196
Less: Allowance for loan losses	49,595	44,317
Net loans	4,194,875	4,017,879
Bank premises and equipment, net	34,412	34,622
Operating lease right-of-use assets	47,885	51,475
Other assets	59,124	58,876
Total assets	5,901,796	5,221,322
Deposits:
Demand	652,756	463,858
Savings accounts	1,285,501	1,113,146
Interest-bearing checking	1,086,558	875,672
Money market deposit accounts	716,005	599,163
Time accounts	1,296,373	1,398,177
Total deposits	5,037,193	4,450,016
Short-term borrowings	214,755	148,666
Operating lease liabilities	52,784	56,553
Accrued expenses and other liabilities	28,903	27,830
Total liabilities	5,333,635	4,683,065
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 100,204,832 shares issued at December 31, 2020 and 2019	100,205	100,205
Surplus	176,442	176,427
Undivided profits	313,974	288,067
Accumulated other comprehensive income, net of tax	11,936	4,461
Treasury stock: 3,772,175 and 3,283,175 shares, at cost, at December 31, 2020 and 2019, respectively	(34,396)	(30,903)
Total shareholders' equity	568,161	538,257
Total liabilities and shareholders' equity	$ 5,901,796	$ 5,221,322